BORROWING, FINANCING AND DEBENTURES - Schedule Of Changes In Balances Of Borrowings (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
BORROWING, FINANCING AND DEBENTURES
Balance at beginning	R$ 13,592,286		R$ 12,716,832
New borrowing and financing	1,494,101	[1]	8,557,507	[2]	R$ 5,683,509
Repayment	(8,057,650)	[3]	(6,826,628)	[4]
Gain on Borrowing and financing prepayment	(206,228)
Appropriation of financial charges, net of costs of new borrowing and financing	839,580	[5]	762,703
Financial charges payment	(842,719)		(808,976)
Exchange rate variation	(322,049)		(394,389)
Translation effects (OCI)	(385,619)		(414,763)
Balance at ending	R$ 6,111,702		R$ 13,592,286		R$ 12,716,832

[1]	The movement that occurred in 2023 is mainly due to the revolving credit line obtained by the subsidiary Natura &Co Luxembourg during the year, which was fully settled during the third quarter with resources from the sale of the former subsidiary Aesop.
[2]	Funding carried out in the year ended December 31, 2022 basically refers to: (i) use of a revolving credit line in the principal amount of up to US$625.0 million by the subsidiary Natura &Co Luxembourg; (ii) issuance of debt securities by the subsidiary Natura &Co Luxembourg maturing on April 19, 2029 in the total principal amount of US$600 million (approximately R$2,809 million), subject to interest of 6.00% per year, which are guaranteed by Natura &Co Holding and the subsidiary Natura Cosmeticos S.A. (iii) issuance of the 11th series of debentures in the amount of R$826 million maturing in 2025 and issuance of the 12th series of debentures in the amount of R$1,050 million, maturing between 2025 and 2032 by the subsidiary Natura Cosmeticos S.A. (iv) issuance of commercial notes by the subsidiary Natura Cosmeticos in the amount of R$500 million maturing in 2025 and (v) new credit line in the total principal amount of US$250 million by the subsidiary Natura &Co Luxembourg.
[3]	The movement in amortizations in 2023 is substantially due to the debt rebalancing process initiated in the third quarter, where the Company carried out and settled (i) an offer to the holders of securities representing Avon's debt to repurchase approximately 90 % of securities issued for R$1,156,743 (comprising R$934,742 of principal, R$193,086 of premium and R$28,915 of accrued interest); and (ii) offer to holders of debt securities of Natura &Co Luxembourg (maturing in 2028 and 2029) to repurchase approximately 55% of the securities issued for R$ 4,142,906 (comprising R$ 4,049,329 of principal, R$5,800 premium and R$87,778 accrued interest). Other amortizations in the period also include the payment of working capital debt amounts at Natura &Co Luxembourg of R$ 2,402,790 (of which R$ 1,283,025 refer to the settlement of the open position in the credit line revolving loan and R$1,119,764 of working capital debt (“Club Loan”), in abovementioned item c).
[4]	The repayments carried out in the year ended December 31, 2022 mainly refer to (i) early redemption of debt securities of the subsidiary Avon; (ii) the early redemption of the 9th and 10th series of debentures issued by the subsidiary Natura Cosmeticos (iii) the early redemption of the credit line in the amount of £70 million from the former indirect subsidiary The Body Shop and (iv) the refinancing of the credit line credit under Resolution No. 4131/62 of the subsidiary Natura Cosmeticos.
[5]	Amounts are net of funding costs in the total amount of R$ 15,361.